Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Promissory Notes

Note 7 – Convertible Promissory Notes

In March 2018 the Board authorized the Company to issue non-interest bearing convertible promissory notes (the "March Notes") at a conversion price of $0.10 per share to the Initial Investors and others. The Company issued $500,000 of these convertible notes, for proceeds of $225,000 in cash.

On May 24, 2018 the Board authorized a private placement of convertible promissory notes (the "May Offering Notes" together with the March Notes, the "Notes") in the aggregate amount of up to $15,000,000 at a conversion price of $1.00 per share (the "Convertible Note Offering").  The Notes accrue interest at eight percent (8%) per annum and are convertible into common stock of the Company at any time prior to or at twelve months from the issuance date (the "Maturity Date").  In connection with the Convertible Note Offering, the Company received funds of $3,495,500. The Board terminated the Convertible Note Offering in October, 2018.

In total, the Company has issued Notes in the principal aggregate amount of $3,995,500, for which the Company has received a total of $3,720,500 in proceeds.

The Notes were issued at different times during the year, and the difference between the conversion prices of the Notes and the fair market value of the Company's common stock at the date of the investment, as measured by the closing price on the OTC Markets, was recorded as a Beneficial Conversion Feature interest expense.

In June 2019, the Company refunded $26,000 to a Note investor. The accrued interest on that Note was written off by agreement with the investor.

In August 2019 the Company converted $1,994,500 principal amount of Convertible Promissory Notes convertible at $1.00 plus $124,997 of accrued interest into 2,119,525 restricted shares of common stock per the terms of the Convertible Note subscription agreements the Company entered into in 2018 with 59 accredited investors. Accrued interest on the Notes was rounded up to the next whole dollar so the Company did not issue fractional shares. Also in August, the Company converted $21,000 principal amount of Convertible Promissory Notes (non interest bearing) convertible at $0.10 into 210,000 shares of common stock.

Note 7 – Convertible Promissory Notes

In March 2018 the Board authorized the Company to issue non-interest bearing convertible promissory notes at a conversion price of $0.10 per share to the Initial Investors and others and $500,000 of these convertible notes have been issued, for which only $225,000 has been received by the Company in cash.

On May 24, 2018 the Board authorized a private placement of convertible promissory notes in the aggregate amount up to $15,000,000 at a conversion price of $1.00 per share (the “Convertible Note Offering”).  The Notes accrue interest at eight percent (8%) per annum and are convertible into common stock of the Company at any time prior to or at the Maturity Date, twelve months from the Issuance Date.  In connection with the $1.00 Convertible Note Offering, the Company has received funds of $3,495,500 as of December 31, 2018. The Board terminated the Convertible Note Offering in October, 2018.

In total, the Company has issued convertible promissory notes of principal value $3,995,500, for which the Company has received a total of $3,720,500 in funds.

The convertible promissory notes were issued at different times during the year, and the difference between the conversion prices of the notes and the fair market value of the Company’s common stock at the date of the investment, as measured by the closing price on the OTC Markets, was recorded as a Beneficial Conversion Feature interest expense.